Apr. 19, 2017
Dreyfus Tax Sensitive Total Return Bond Fund
Dreyfus Tax Sensitive Total Return Bond Fund
April 19, 2017 DREYFUS INVESTMENT FUNDS Dreyfus Tax Sensitive Total Return Bond Fund (Class A, C, I and Y shares) Supplement to Summary and Statutory Prospectuses dated February 1, 2017

The following information supersedes and replaces any contrary information contained in "Performance" in the fund's summary prospectus and "Fund Summary – Performance" in the fund's statutory prospectus:

The fund's performance is compared to the Bloomberg Barclays 3-, 5-, 7-, 10-Year U.S. Municipal Bond Index.